INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Statutory tax rate		26.50%	26.50%	25.00%
Operating loss carryforwards		$ 42,500
Tax Year 2011 [Member]
Income Tax [Line Items]
Accrued interest liability related to uncertain tax positions		$ 39	$ 39
Subsequent Event [Member]
Income Tax [Line Items]
Statutory tax rate	25.00%
Reduction in enacted tax rate	1.50%